ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair values of the assets acquired and liabilities acquired
Acquisition costs	$ 4	$ 3
Diagnostic Imaging Center
Business Acquisition
Number of business acquisitions	4
Oncology Center
Business Acquisition
Number of business acquisitions	3
Ambulatory Surgery Centers
Business Acquisition
Number of business acquisitions	5
Series of individual business acquisition
Fair values of the assets acquired and liabilities acquired
Current assets	8	0
Property and equipment	34	20
Other intangible assets	2	0
Goodwill	86	45
Current liabilities	(7)	0
Long-term liabilities	(8)	0
Redeemable noncontrolling interests in equity of consolidated subsidiaries	(16)	0
Noncontrolling interests	(15)	0
Net cash paid	84	65
Physician Practice Entity
Business Acquisition
Number of business acquisitions	26
Outpatient centers
Business Acquisition
Number of business acquisitions	15
Other diagnostic imaging center
Business Acquisition
Number of business acquisitions	1
Other ambulatory Surgery Centers
Business Acquisition
Number of business acquisitions	1
Acquisitions, 2010
Business Acquisition
Increase in goodwill due to reallocation	$ 4